Operations (Detail)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IPP [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Produtos de Petróleo S.A.
Location		Brazil
Segment		Ipiranga
Direct control		100.00%		100.00%		100.00%
Indirect control		0.00%		0.00%		0.00%
am/pm Comestveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		am/pm Comestíveis Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Icorban Correspondente Bancrio Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Icorban - Correspondente Bancário Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Ipiranga Trading Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Trading Limited
Location		British Virgin Islands
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Tropical Transportes Ipiranga Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Tropical Transportes Ipiranga Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Ipiranga Imobiliria Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Imobiliária Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Ipiranga Logstica Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Logística Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Oil Trading Importadora e Exportadora Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oil Trading Importadora e Exportadora Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Iconic Lubrificantes S.A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Iconic Lubrificantes S.A.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		56.00%		56.00%		56.00%
Integra Frotas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Integra Frotas Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
Irupé Biocombustíveis Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[1]	Irupé Biocombustíveis Ltda.
Location	[1]	Brazil
Segment	[1]	Ipiranga
Direct control	[1]	0.00%		0.00%		0.00%
Indirect control	[1]	100.00%		0.00%		0.00%
Imaven Imoveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary	[2]	Imaven Imóveis Ltda.
Location	[2]	Brazil
Segment	[2]	Others
Direct control		100.00%	[2]	0.00%		0.00%
Indirect control		0.00%	[2]	100.00%		100.00%
Imifarma Produtos Farmaceuticos e Cosmeticos S A [member]
Disclosure of subsidiaries [line items]
Subsidiary	[3]	Imifarma Produtos Farmacêuticos e Cosméticos S.A.
Location	[3]	Brazil
Segment	[3]	Extrafarma
Direct control	[3]	0.00%		0.00%		0.00%
Indirect control	[3]	0.00%		0.00%		100.00%
Ultragaz Participacoes Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultragaz Participações Ltda
Location		Brazil
Segment		Ultragaz
Direct control		100.00%		100.00%		0.00%
Indirect control		0.00%		0.00%		0.00%
Ultragaz Energia Ltda. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[4]	Ultragaz Energia Ltda. and subsidiaries
Location	[4]	Brazil
Segment	[4]	Ultragaz
Direct control	[4]	0.00%		0.00%		0.00%
Indirect control	[4]	100.00%		100.00%		100.00%
Companhia Ultragaz S A [member]
Disclosure of subsidiaries [line items]
Subsidiary	[5]	Companhia Ultragaz S.A.
Location	[5]	Brazil
Segment	[5]	Ultragaz
Direct control	[5]	0.00%		0.00%		0.00%
Indirect control	[5]	99.00%		99.00%		99.00%
Nova Paraná Distribuidora de Gás Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[6]	Nova Paraná Distribuidora de Gás Ltda.
Location	[6]	Brazil
Segment	[6]	Ultragaz
Direct control	[6]	0.00%		0.00%		0.00%
Indirect control	[6]	100.00%		100.00%		100.00%
Utingas Armazenadora S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Utingás Armazenadora S.A.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%		0.00%		0.00%
Indirect control		57.00%		57.00%		57.00%
Bahiana Distribuidora De Gas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Bahiana Distribuidora de Gás Ltda.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%		0.00%		0.00%
Indirect control		100.00%		100.00%		100.00%
LPG International Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[7]	LPG International Inc.
Location	[7]	Cayman Islands
Segment	[7]	Ultragaz
Direct control	[7]	0.00%		0.00%		0.00%
Indirect control	[7]	0.00%		100.00%		100.00%
NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Disclosure of subsidiaries [line items]
Subsidiary	[8]	NEOgás do Brasil Gas Natural Comprimido S.A.
Location	[8]	Brazil
Segment	[8]	Ultragaz
Direct control	[8]	0.00%		0.00%		0.00%
Indirect control	[8]	100.00%		0.00%		0.00%
UVC Investimentos Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiary		UVC Investimentos Ltda
Location		Brazil
Segment		Others
Direct control		100.00%		100.00%		0.00%
Indirect control		0.00%		0.00%		99.00%
Centro de Conveniências Millennium Ltda. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[9]	Centro de Conveniências Millennium Ltda. and subsidiaries
Location	[9]	Brazil
Segment	[9]	Others
Direct control		0.00%		100.00%	[9]	100.00%	[9]
Indirect control		100.00%		0.00%	[9]	0.00%	[9]
Ultracargo Operacoes Logisticas e Participacoes Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultracargo - Operações Logísticas e Participações Ltda.
Location		Brazil
Segment		Ultracargo
Direct control		100.00%		100.00%		100.00%
Indirect control		0.00%		0.00%		0.00%
Ultracargo Logística S.A.
Disclosure of subsidiaries [line items]
Subsidiary		Ultracargo Logística S.A.
Location		Brazil
Segment		Ultracargo
Direct control		0.00%		0.00%		0.00%
Indirect control		99.00%		99.00%		99.00%
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[10]	TEAS – Terminal Exportador de Álcool de Santos Ltda.
Location	[10]	Brazil
Segment	[10]	Ultracargo
Direct control	[10]	0.00%		0.00%		0.00%
Indirect control	[10]	0.00%		100.00%		100.00%
Ultracargo Solucoes Logísticas S.A
Disclosure of subsidiaries [line items]
Subsidiary	[11]	Ultracargo Soluções Logísticas S.A.
Location	[11]	Brazil
Segment	[11]	Ultracargo
Direct control	[11]	0.00%		0.00%		0.00%
Indirect control	[11]	100.00%		100.00%		100.00%
Ultrapar International S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultrapar International S.A.
Location		Luxembourg
Segment		Others
Direct control		100.00%		100.00%		100.00%
Indirect control		0.00%		0.00%		0.00%
SERMA - Ass. dos usuários equip. proc. de dados [member]
Disclosure of subsidiaries [line items]
Subsidiary		SERMA - Ass. dos usuários equip. proc. de dados
Location		Brazil
Segment		Others
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		100.00%		100.00%
UVC - Fundo de investimento em participações multiestratégia investimento no exterior [Member]
Disclosure of subsidiaries [line items]
Subsidiary		UVC - Fundo de investimento em participações multiestratégia investimento no exterior
Location		Brazil
Segment		Others
Direct control		100.00%		100.00%		100.00%
Indirect control		0.00%		0.00%		0.00%
Eaí Clube Automobilista S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary		Eaí Clube Automobilista S.A.
Location		Brazil
Segment		Others
Direct control		100.00%		100.00%		100.00%
Indirect control		0.00%		0.00%		0.00%
Abastece Aí Participações S.A.
Disclosure of subsidiaries [line items]
Subsidiary	[12]	Abastece Aí Participações S.A.
Location	[12]	Brazil
Segment	[12]	Others
Direct control	[12]	0.00%		0.00%		0.00%
Indirect control	[12]	100.00%		0.00%		0.00%
Abastece Aí Clube Automobilista Instituição de Pagamento Ltda
Disclosure of subsidiaries [line items]
Subsidiary	[13]	Abastece Aí Clube Automobilista Instituição de Pagamento Ltda
Location	[13]	Brazil
Segment	[13]	Others
Direct control	[13]	0.00%		0.00%		0.00%
Indirect control	[13]	100.00%		0.00%		0.00%
Ultrapar Mobilidade Ltda.
Disclosure of subsidiaries [line items]
Subsidiary	[14]	Ultrapar Mobilidade Ltda.
Location	[14]	Brazil
Segment	[14]	Others
Direct control	[14]	100.00%		0.00%		0.00%
Indirect control	[14]	0.00%		0.00%		0.00%
Serra Diesel Transportador Revendedor Retalhista Ltda
Disclosure of subsidiaries [line items]
Subsidiary	[15]	Serra Diesel Transportador Revendedor Retalhista Ltda.
Location	[15]	Brazil
Segment	[15]	Others
Direct control	[15]	0.00%		0.00%		0.00%
Indirect control	[15]	60.00%		0.00%		0.00%
Oxiteno S. A. Industria e Comercio [member]
Disclosure of subsidiaries [line items]
Subsidiary	[16]	Oxiteno S.A. Indústria e Comércio
Location	[16]	Brazil
Segment	[16]	Oxiteno
Direct control	[16]	0.00%		0.00%		100.00%
Indirect control	[16]	0.00%		0.00%		0.00%
Oxiteno Argentina Sociedad de Responsabilidad Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Argentina Sociedad de Responsabilidad Ltda.
Location		Argentina
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oleoquímica Industriae Comércio De Produtos Químicos Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Location		Brazil
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno Uruguay SA [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Uruguay S.A.
Location		Uruguay
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno México S.A de C.V [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno México S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno Servicios Corporativos SA de CV [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Servicios Corporativos S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno Servicios Industriales S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Servicios Industriales S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno USA LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno USA LLC
Location		United States
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno Europe SPRL [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Europe SPRL
Location		Belgium
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno Colombia S A S [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Colombia S.A.S.
Location		Colombia
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Oxiteno Shanghai LTD [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Shanghai LTD.
Location		China
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Empresa Carioca de Produtos Quimicos S A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Empresa Carioca de Produtos Químicos S.A.
Location		Brazil
Segment		Oxiteno
Direct control		0.00%		0.00%		0.00%
Indirect control		0.00%		0.00%		100.00%
Global petroleum products trading corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	[17]	Global Petroleum Products Trading Corp.
Location	[17]	British Virgin Islands
Segment	[17]	Oxiteno
Direct control	[17]	0.00%		0.00%		0.00%
Indirect control	[17]	0.00%		0.00%		100.00%

[1]	Company established on October 2, 2023, engaged in the production, sale, import and export of biofuels, fertilizers and other agricultural inputs.
[2]	On April 28, 2023, Imaven Imóveis Ltda. (“Imaven”), performed a partial spin-off of its assets, and the spin-off part was merged into the equity of the subsidiary Ipiranga Produtos de Petróleo S.A. On May 1, Imaven became directly controlled by Ultrapar. The entire transaction was carried out under common control.
[3]	On May 18, 2021, the Company announced the signing of an agreement for the sale of all shares of Extrafarma to Pague Menos. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”, being the transaction closed on August 1, 2022 after the fulfillment of all conditions precedent. For further details, see note 29.
[4]	On November 18, 2022, the name of subsidiary Ultragaz Comercial Ltda. was changed to Ultragaz Energia Ltda.
[5]	On August 1, 2022, the subsidiary Companhia Ultragaz S.A. (“Ultragaz”) became directly controlled by Ultrapar. In November 2022, Ultragaz became an investee of Ultragaz Participações Ltda.
[6]	Non-operating company in closing phase.
[7]	On June 30, 2023, the Company was dissolved.
[8]	On November 21, 2022, Ultrapar through its subsidiary Companhia Ultragaz S.A., signed an agreement for the acquisition of all shares of NEOgás do Brasil Gás Natural Comprimido S.A. The closing of the acquisition occurred on February 1, 2023.
[9]	On October 2, 2023, Centro de Conveniências Millennium Ltda. and subsidiaries became directly controlled by Ultrapar Mobilidade Ltda.
[10]	On April 27, 2023, the Company was merged into Ultracargo Logística S.A.
[11]	On June 16, 2023, the name of subsidiary Ultracargo Vila do Conde Logística Portuária S.A. was changed to Ultracargo Soluções Logísticas S.A.
[12]	Company established on June 1, 2023 with the purpose of holding interests in other companies.
[13]	On April 13, 2023, the company was acquired by Eaí Clube Automobilista S.A. The acquisition was made at book value.
[14]	Company established on February 28, 2023, with the purpose of holding interests in other companies. On October 2, 2023, the name of subsidiary Ultrapar Empreendimentos Ltda. was changed to Ultrapar Mobilidade Ltda.
[15]	On May 21, 2023, the Company, through its subsidiary Ultrapar Empreendimentos Ltda., signed an agreement for the acquisition of a 60% interest in Serra Diesel Transportador Revendedor Retalhista Ltda. The closing of the transaction occurred on September 1, 2023.
[16]	On August 16, 2021, the Company announced the signing of an agreement for the sale of its interest in Oxiteno S.A. to Indorama. As of December 31, 2021, the Company reclassified the subsidiary’s balances to “assets and liabilities held for sale”. On April 1, 2022, the transaction was consummated. For further details, see note 29.
[17]	On January 27, 2022, the subsidiary Global Petroleum Products Trading Corp (“GPPT”) was dissolved.